Earnings Per Share - Summary of Earnings Per Share - 2018, 2017 and 2016 (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net profit attributable to RELX PLC shareholders	£ 1,422	£ 1,648	£ 1,150
Weighted average number of shares, Basic	1,977.2	2,019.4	2,062.3
EPS, Basic	£ 0.719	£ 0.816	£ 0.558
Net profit attributable to RELX PLC shareholders	£ 1,422	£ 1,648	£ 1,150
Weighted average number of shares, Diluted	1,990.8	2,035.2	2,079.8
EPS, Diluted	£ 0.714	£ 0.810	£ 0.553